Other Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [text block] [Abstract]
Schedule of other provisions
	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Legal claims (a)	326,868	364,385	78,627	117,520	248,241	246,865
Tax claims	8,176	37,466	3,293	16,776	4,883	20,690
Provision for well closure (b)	52,949	82,475	10,837	20,533	42,112	61,942
	387,993	484,326	92,757	154,829	295,236	329,497

Schedule of account movement in other provisions
			Contingent
			liabilities resulting	Provision
	Legal	Tax	from	for well
	claims	claims	acquisitions	closure	Total

At January 1, 2019	81,052	3,676	4,498	20,382	109,608
Additions	190,610	7,111	-	30,998	228,719
Reversals of provisions	(3,122)	-	(4,349)	-	(7,471)
Compensation (i)	(45,940)	-	-	-	(45,940)
Payments	(914)	-	-	(1,264)	(2,178)
Translation adjustments / Exchange difference	(94)	-	(149)	-	(243)
At December 31, 2019	221,592	10,787	-	50,116	282,495

At January 1, 2020	221,592	10,787	-	50,116	282,495
Additions	121,404	3,161	-	2,450	127,015
Present value	3,604	-	-	2,182	5,786
Reversals of provisions	(30,806)	(2,458)	-	-	(33,264)
Transfers	1,540	-	-	-	1,540
Compensation (i)	4,106	-	-	-	4,106
Payments	(3,938)	(3,314)	-	(1,799)	(9,051)
Translation adjustments / Exchange difference	9,366	-	-	-	9,366
At December 31, 2020	326,868	8,176	-	52,949	387,993

At January 1, 2021	326,868	8,176	-	52,949	387,993
Additions	59,109	30,505	-	10,815	100,429
Present value	19,627	-	-	9,780	29,407
Reversals of provisions	(13,027)	-	-	(2,957)	(15,984)
Transfers	466	(299)	-	716	883
Reclasification	(3,335)	-	-	3,335	-
Compensation (i)	(8,541)	-	-	-	(8,541)
Desconsolidation of subsidiary	(1,657)	-	-	-	(1,657)
Payments	(26,863)	(916)	-	(185)	(27,964)
Translation adjustments / Exchange difference	11,738	-	-	8,022	19,760
At December 31, 2021	364,385	37,466	-	82,475	484,326